VOYAGE REVENUES (Tables)	12 Months Ended
Dec. 31, 2020
VOYAGE REVENUES [Abstract]
Voyage Revenues
Our voyage revenues consist of time charter revenues and spot charter revenues with the following split:

All figures in USD ‘000	2020	2019	2018
Spot Charter Revenues	274,217	283,007	259,978
Time Charter Revenues	80,402	34,213	29,038
Total Voyage Revenues	354,619	317,220	289,016

Future Minimum Revenues	The future minimum revenues as at December 31, 2020 related to time charter revenues are as follows:
All figures in USD ‘000	Amount
2021	8,395
2022	-
2023	-
Total Future Minimum Revenues	8,395